Property, Plant and Equipment	12 Months Ended
Sep. 30, 2022
Property, Plant and Equipment [Abstract]
PROPERTY, PLANT AND EQUIPMENT

NOTE 6 – PROPERTY, PLANT AND EQUIPMENT

Property, plant and equipment as of September 30, 2022 and 2021 consisted of the following:

	2022	2021
Buildings	$2,988,217	$5,195,800
Machinery and equipment	9,776,164	8,737,421
Transportation vehicles	1,014,921	1,079,190
Office equipment	626,808	682,216
Construction in progress (“CIP”)	-	-
Total property plant and equipment, at cost	14,406,110	15,694,627
Less: accumulated depreciation	(8,416,974)	(8,485,922)
Property, plant and equipment, net	$5,989,136	$7,208,705

Depreciation expense was $792,888, $735,333 and $723,586 for the years ended September 30, 2022, 2021 and 2020, respectively.

During fiscal year ended September 30, 2022, no fixed asset was sold. During fiscal year ended September 30, 2021, the Company sold fixed assets with a net carrying value of $22,593, and recorded loss on sale of fixed assets of $1,767.

For the year ended September 30, 2021, the Company pledged buildings to secure banking facilities granted to the Company. The carrying values of the pledged buildings to secure bank borrowings by the Company are shown in Note 11.